INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES
INCOME TAXES

NOTE 9 - INCOME TAXES

Income tax expense (benefit) was as follows:

	2013	2012
Current
Federal	$19	$—
State	—	—
Deferred	268	(96)
Change in valuation allowance	(287)	96

Total	$—	$—

Effective tax rates differ from federal statutory rates applied to financial statement income due to the following:

	2013	2012
Income tax at federal statutory rate (34%) Effect of:	$307	$(7)
State taxes, net of federal benefit	43	(14)
Other, net	(63)	(75)
Change in valuation allowance	(287)	96

Total	$—	$—

Effective tax rate	0.0%	0.0%

The net deferred tax assets included in other assets in the consolidated statements of financial condition are as follows:

	2013	2012
Deferred tax assets
Allowance for loan losses	$563	$630
Accrued expenses	618	575
Reserve for uncollectible interest	46	57
OREO valuation allowances	106	633
Unrealized gain on securities available-for-sale	273	—
Net operating loss carryforwards	1,767	1,498
	3,373	3,393
Deferred tax liabilities
Premises and equipment	(302)	(316)
Federal Home Loan Bank stock dividends	(131)	(131)
Deferred loan fees	(75)	(77)
Unrealized gain on securities available-for-sale	—	(420)
Other, net	(41)	(50)
	(549)	(994)
Net deferred tax asset	2,824	2,399
Valuation allowance	(1,790)	(2,077)

Net deferred tax asset	$1,034	$322

A valuation allowance should be recognized against deferred tax assets if, based on the weight of available evidence, it is more likely than not (i.e., greater than 50% probability) that some portion or all of the deferred tax asset will not be realized.  Future realization of a deferred tax asset ultimately depends on the existence of sufficient taxable income of the appropriate character (for example, ordinary income or capital gain) within the carry back and carry forward periods available under the tax law.  The Company evaluates the future realization of the deferred tax asset on a quarterly basis.  During the Company’s three most recent calendar years, 2013, 2012, and 2011, the Company’s operating performance resulted in a cumulative loss position.  The valuation allowance was determined based on consideration of future performance as well as tax planning strategies available to the Company.  Tax-planning strategies are actions that the Company would take in order to prevent an operating loss or tax credit carry forward from expiring unused.  In order for a tax-planning strategy to be considered, it must be prudent and feasible and result in realization of the deferred tax assets.  Based on the Company’s analysis of projected operating performance and prudent and feasible tax planning strategies currently available, the Company maintained a valuation allowance of $1,790 as of December 31, 2013 and $2,077 at December 31, 2012.

The Company considered limited prudent and feasible tax-planning strategies that are available to accelerate taxable income, such as the sale and leaseback of branch buildings, the sale of deposits related to the branch and the sale of appreciated one-to-four family residential loans.  The Company’s primary tax planning strategy to support the remaining net deferred tax asset is the sale of appreciated one-to-four family loans.  The Company would need to generate a gain of approximately $2.5 million to support the net deferred tax assets of $1,034 at December 31, 2013 and a gain of approximately $805,000 to support the net deferred tax asset of $322,000 at December 31, 2012.  The Company has sufficient qualified appreciated one-to-four family loans to sell to substantiate this tax planning strategy as prudent and feasible.

Federal income tax laws provided additional bad debt deductions through 1987 totaling $2,372.  Accounting standards do not require a deferred tax liability to be recorded on this amount, which liability otherwise would total $955 at December 31, 2013 and December 31, 2012.  If the Bank were liquidated or otherwise ceased to be a bank or if tax laws were to change, this amount would be expensed.  The Company files income tax returns in the U.S. federal jurisdiction and in Illinois.  The Company is no longer subject to examination by the U.S. federal tax authorities and by Illinois tax authorities for years prior to 2010.

The Company does not expect the total amount of unrecognized tax benefits to significantly increase or decrease in the next twelve months.

If not utilized, federal and state net operating loss carryforwards of $3,984 and $8,062 both will begin to expire in 2021.